Pension and other post-retirement benefits - Mortality tables and life expectancies (Details 9) - year	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Switzerland | BVG 2015 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate	1.50%
Switzerland | BVG 2015 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	21.2	20.8
Life expectancy rate at age 65, Female	23.0	22.9
Switzerland | BVG 2015 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	22.4	20.8
Life expectancy rate at age 65, Female	24.4	22.9
UK | SAPS S2 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	24.0	24.0
Life expectancy rate at age 65, Female	25.1	25.2
UK | SAPS S2 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	25.5	26.1
Life expectancy rate at age 65, Female	26.8	27.4
US | RP-2014 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	21.4	21.3
Life expectancy rate at age 65, Female	23.3	23.2
US | RP-2014 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	22.6	22.6
Life expectancy rate at age 65, Female	24.4	24.3
Bank | Switzerland | BVG 2015 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate	1.50%
Bank | UK | SAPS S2 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	24.0	24.0
Life expectancy rate at age 65, Female	25.1	25.2
Bank | UK | SAPS S2 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	25.5	26.1
Life expectancy rate at age 65, Female	26.8	27.4
Bank | US | RP-2014 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	21.4	21.3
Life expectancy rate at age 65, Female	23.3	23.2
Bank | US | RP-2014 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	22.6	22.6
Life expectancy rate at age 65, Female	24.4	24.3